Loans Receivable (excluding Covered Loans) Loan Modifications (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011 Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	109
Recorded Investment	$ 29,640
Single Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	103
Recorded Investment	27,878
Construction, Speculative [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Construction, Custom [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Land, Acquisition and Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	5
Recorded Investment	779
Land, Consumer Lot Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Multi Family Housing [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Recorded Investment	983
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	$ 0